Expense Example - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Large Cap Fund - Class A
Expense Example:
1 year	$ 686
3 years	922
5 years	1,177
10 years	1,903
Fidelity Advisor Large Cap Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,054
Fidelity Advisor Large Cap Fund - Class M
Expense Example:
1 year	489
3 years	781
5 years	1,094
10 years	1,982
Fidelity Advisor Large Cap Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor Large Cap Fund - Class Z
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966